Quarterly Results of Operations (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Interest income	$ 3,992,191	$ 3,856,566	$ 3,731,160	$ 3,771,580	$ 3,728,982	$ 3,685,503	$ 3,671,377	$ 3,619,539	$ 15,351,497	$ 14,705,401
Interest expense	368,885	340,099	322,540	314,596	313,295	303,055	289,256	284,040	1,346,120	1,189,646
Net interest income	3,623,306	3,516,467	3,408,620	3,456,984	3,415,687	3,382,448	3,382,121	3,335,499	14,005,377	13,515,755
Provision for loan losses	0	0	0	0	(15,000)	0	0	15,000	0	0
Net income	$ 1,016,101	$ 1,040,372	$ 916,188	$ 936,468	$ 1,081,074	$ 1,236,261	$ 1,022,579	$ 928,308	$ 3,909,129	$ 4,268,222
Earnings per share - basic and diluted	$ 0.61	$ 0.63	$ 0.56	$ 0.57	$ 0.66	$ 0.75	$ 0.63	$ 0.57	$ 2.37	$ 2.61